Filed with the Securities and Exchange Commission on September 30, 2013

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	91	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	92	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Scot E. Draeger, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(2)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(i)	First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – to be filed
	(3)
Investment Advisory Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

	(ii)
Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(4)
Investment Advisory Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(5)
Investment Advisory Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(6)
Investment Advisory Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(7)
Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(8)
Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(9)
Investment Advisory Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(10)
Investment Advisory Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(11)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(12)
Investment Advisory Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(13)
Investment Sub-Advisory Agreement between Great Lakes Advisors, LLC and Advanced Investment Partners, LLC relating to the Great Lakes Disciplined Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(14)
Investment Advisory Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund, and Coho Partners, Ltd. –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(15)
Investment Advisory Agreement between the Trust, on behalf of the Hilton Yield Plus Fund, and Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(16)
Investment Advisory Agreement between the Trust, on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Smith Asset Management Group, LP – to be filed

	(17)	Investment Advisory Agreement between the Trust, on behalf of the Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC– to be filed
	(18)	Investment Sub-Advisory Agreement between Montage Investments, LLC and Consilium Investment Management, LLC relating to the Consilium Emerging Market Small Cap Fund – to be filed
(e)	(1)
Distribution Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(2)
Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

	(i)	First Amendment to the Distribution Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Quasar Distributors, LLC – to be filed
(3)
Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(ii)
Second Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iii)
Third Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iv)
Fourth Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Quasar Distributors, LLC –
incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(4)
Distribution Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(5)
Distribution Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(6)
Distribution Agreement between the Trust, on behalf of the AC ONE China Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(7)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(8)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(9)
Distribution Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(10)
Distribution Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(11)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(12)
Distribution Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(13)
Distribution Agreement between the Trust on behalf of the Coho Relative Value Equity Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(14)
Distribution Agreement between the Trust on behalf of the Hilton Yield Plus Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

	(15)	Distribution Agreement between the Trust on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Quasar Distributors, LLC – to be filed
	(16)	Distribution Agreement between the Trust on behalf of the Consilium Emerging Market Small Cap Fund, and Quasar Distributors, LLC – to be filed
(f)		Bonus or Profit Sharing Contracts – not applicable
(g)	(1)	Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(2)
First Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(3)
Second Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(4)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(11)
Tenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(12)
Eleventh Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Twelfth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(14)
Thirteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

	(15)	Fourteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
	(16)	Fifteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
	(17)	Sixteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(2)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(3)
Second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(4)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(11)
Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(12)
Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(14)
Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(15)	Fourteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(16)	Fifteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(17)	Sixteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(18)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(19)
First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(20)
Second Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(21)
Third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(22)
Fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(23)
Fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(24)
Sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(25)
Seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(26)
Eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(27)
Ninth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(28)
Tenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(29)
Eleventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(30)
Twelfth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(31)
Thirteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(32)	Fourteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(33)	Fifteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(34)	Sixteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(35)	Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(36)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(37)
Second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(38)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(39)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(40)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(41)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(42)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(43)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(44)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(45)
Tenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(46)
Eleventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(47)
Twelfth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(48)
Thirteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(49)	Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(50)	Fifteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(51)	Sixteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed

(52)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(53)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund and the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – to be filed
(54)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund and Tortoise Select Opportunity Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(55)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2013

(56)
Operating Expenses Limitation Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(57)
Operating Expenses Limitation Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(58)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on September 20, 2013

(59)
Operating Expenses Limitation Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(60)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

	(61)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

	(62)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

	(63)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

	(64)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund and Coho Partners, Ltd. –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

	(65)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Hilton Yield Plus Fund and Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

	(66)
Operating Expenses Limitation Agreement between the Trust, on behalf of Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth, and Smith Asset Management Group, LP – to be filed

	(67)	Operating Expenses Limitation Agreement between the Trust, on behalf of Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC, and Consilium Investment Management LLC – to be filed
(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Corporate America CU Short Duration Fund, the Nuance Concentrated Value Fund and the Tortoise MLP & Pipeline Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed with the SEC on October 25, 2011

	(3)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(4)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Reinhart Mid Cap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(9)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(10)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(11)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise North American Energy Independence Fund –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(12)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Coho Relative Value Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Hilton Yield Plus Fund – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(14)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise Select Opportunity Fund – filed herewith

	(15)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund – to be filed
	(16)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Nuance Mid Cap Value Fund – to be filed
	(17)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Consilium Emerging Market Small Cap Fund – to be filed
(j)	(1)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Corporate America CU Short Duration Fund – incorporated herein by reference from Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2013

(2)
Consent of Independent Registered Public Accounting Firm by KPMG LLP for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(3)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund – incorporated herein by reference from Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2013

(4)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Nuance Concentrated Value Fund – incorporated herein by reference from Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2013

(5)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2013

(6)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(7)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Great Lakes Bond Fund, the Great Lakes Large Cap Value Fund, the Great Lakes Disciplined Equity Fund, and the Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

(8)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Reinhart Midcap Private Market Value Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 20, 2013.

(9)
Power of Attorneys for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated April 6, 2011 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013
(n)		Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013
(o)		Reserved
(p)	(2)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2011
(2)
Code of Ethics for Corporate Financial Solutions, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

	(3)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(4)	Code of Ethics for Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(5)	Code of Ethics for Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
	(6)	Code of Ethics for New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
	(7)	Code of Ethics for AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012
	(8)	Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(9)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

(10)	Code of Ethics for Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(11)
Code of Ethics for Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(12)	Code of Ethics for Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012
(13)
Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(14)	Code of Ethics for Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013
(15)	Code of Ethics for Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013
(16)	Code of Ethics for Smith Asset Management Group, LP – to be filed
(17)	Code of Ethics for Montage Investments, LLC – to be filed
(18)	Code of Ethics for Consilium Investment Management LLC – to be filed
(19)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

        Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Advisers

        With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Westchester Capital Funds
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Records Maintained By:
Registrant’s Investment Advisers	AC ONE Asset Management, LLC 444 South Flower Street Los Angeles, California 90071
Advantus Capital Management, Inc. 400 Robert Street North St. Paul, Minnesota 55101
Bushido Capital Partners LLC 21 DuPont Circle NW, Suite 500 Washington, D.C. 20036
Coho Partners, Ltd. 300 Berwyn Park 801 Cassatt Road, Suite 100 Berwyn, Pennsylvania 19312
Corporate Financial Solutions, Inc. 4365 Crescent Road Irondale, Alabama 35210
Cove Street Capital, LLC 2321 Rosecrans Avenue El Segundo, California 90245
Great Lakes Advisors, LLC 222 South Riverside Plaza Chicago, Illinois 60606
Hilton Capital Management, LLC 1010 Franklin Avenue Garden City, New York 11530
Lawson Kroeker Investment Management, Inc. 450 Regency Parkway, Suite 410 Omaha, Nebraska 68114
Montage Investments, LLC 11300 Tomahawk Creek Parkway, Suite 200 Leawood, KS 66211
New Path Capital Advisors 61 Blue River Parkway, Unit B Silverthorne, Colorado 80498
Nuance Investments, LLC One Ward Parkway, Suite 126 Kansas City, Missouri 64112
Pension Partners, LLC 430 West 14th Street, Suite 505 New York, New York 10014
Reinhart Partners, Inc. 1500 West Market Street, Suite 100 Mequon, Wisconsin 53092

Records Maintained By:
Smith Asset Management Group, LP 100 Crescent Court, Suite 1150 Dallas, Texas 75201
Tortoise Capital Advisors, L.L.C. 11550 Ash Street, Suite 300 Leawood, Kansas 66211
Registrant’s Investment Sub-Advisers	Advanced Investment Partners, LLC 100 Main Street, Suite 301 Safety Harbor, Florida 34695
Consilium Investment Management LLC 3101 N. Federal Hwy, Suite 502 Fort Lauderdale, FL 33306

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 91 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on September 30, 2013.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 30th day of September 2013.

	Signature	Title

	Roel C. Campos*	Trustee
Roel C. Campos

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(i)(14)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise Select Opportunity Fund